Related Party Balances and Transactions (Details)		1 Months Ended			12 Months Ended
	Mar. 25, 2013 USD ($) shares	Jan. 31, 2010 CNY (¥)	Jan. 31, 2010 USD ($)	Jan. 31, 2008 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 CNY (¥)	Dec. 31, 2012 USD ($)	Apr. 30, 2010
Amounts due from related parties
Total amounts due from related parties						$ 1,551,873		$ 6,094,260
Amounts due to related parties						9,934,688		7,356,186
Balances with customers, suppliers and affiliates who are related parties
Aggregate price of shares issued to Kanrich	$ 62,621,240									$ 62,621,240
Management fees						3,175,137		11,743,244		$ 6,334,198
Ordinary Shares
Balances with customers, suppliers and affiliates who are related parties
Number of ordinary shares, issued | shares	17,790,125								17,790,125	17,790,125
Aggregate price of shares issued to Kanrich										$ 17,790
Wuling Center
Balances with customers, suppliers and affiliates who are related parties
Cash contribution made							¥ 18,000,000	$ 2,946,996	¥ 27,000,000	$ 4,428,486	¥ 15,000,000	$ 2,386,440
Equity interest (as a percent)								6.50%	6.50%	6.50%
Management fees						1,589,942		$ 3,012,485		$ 3,804,667
Management
Amounts due from related parties
Amounts due to related parties						1,012,000		2,024,000
Customer and supplier
Amounts due from related parties
Total amounts due from related parties						11,893		684
Amounts due to related parties						3,195,923		4,831,288
Other
Amounts due from related parties
Total amounts due from related parties						1,539,980		6,093,576
Amounts due to related parties						5,726,765		500,898
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties						1,539,980
Management fees						495,121		1,061,829		305,343
Shanghai Yueshun Real Estate Development Co., Ltd
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties								280,750
CRERAT
Customer and supplier
Revenue						117,447		136,708		1,084,047
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties						$ 8,906		684
Equity interest (as a percent)						51.00%
CRERAT | Selling, general and administrative expenses
Customer and supplier
Selling, general and administrative expenses recorded by the group						$ 80,594
SINA
Customer and supplier
Revenue						327,489		445,733
Intangible assets purchased								1,473,498
Balances with customers, suppliers and affiliates who are related parties
Amount due to related parties						(3,195,923)		(3,616,957)
SINA | Selling, general and administrative expenses
Customer and supplier
Selling, general and administrative expenses recorded by the group						31,742		4,911,660
SINA | Cost of revenue
Customer and supplier
Cost of revenue recorded by the group						6,175,036		6,643,317		6,033,036
E-House China Real Estate Investment Fund I, L.P.
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties								5,388,646
Amount due to related parties						(190,333)
Amount invested by Mr. Xin Zhou, the Company's co-chairman and CEO, and Mr. Neil Nanpeng Shen, director of the company				$ 28,000,000
Management fees								5,386,412		63,567
Shanghai Guanfu Treasure-house Assets Management Co., Ltd
Customer and supplier
Revenue						616,698
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties						2,987
Amount due to related parties								(326,850)
Shanghai Guanfu Treasure-house Assets Management Co., Ltd | Selling, general and administrative expenses
Customer and supplier
Selling, general and administrative expenses recorded by the group						79,356		409,305
Shanghai Jin Yue Real Estate Development Co., Ltd
Balances with customers, suppliers and affiliates who are related parties
Amount due to related parties						(368,259)		(390,801)
Shouxin Center
Balances with customers, suppliers and affiliates who are related parties
Management fees						58,832		120,858
E-House Real Estate Asset Management Co., Ltd.
Balances with customers, suppliers and affiliates who are related parties
Percentage of ownership interest in subsidiary				51.00%
Shanghai Yidezeng Equity Investment Center
Balances with customers, suppliers and affiliates who are related parties
Percentage of ownership interest in subsidiary		51.00%	51.00%
Shengyuan Center
Balances with customers, suppliers and affiliates who are related parties
Management fees						85,367		1,410,790		1,549,416
Shengyuan Center | Xin Zhou
Balances with customers, suppliers and affiliates who are related parties
Equity interest (as a percent)		8.00%	8.00%
Shengquan Center
Balances with customers, suppliers and affiliates who are related parties
Cash contribution made		¥ 65,000,000	$ 10,065,348
Equity interest (as a percent)		13.00%	13.00%
Amount received as a return of capital					¥ 18,258,244	2,897,802	¥ 10,881,747	1,781,581
Management fees						$ 139,415		559,100		$ 611,205
Shengquan Center | Xin Zhou
Balances with customers, suppliers and affiliates who are related parties
Equity interest (as a percent)													2.40%
Xuyuechang Center
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties								285,272
Equity interest (as a percent)						0.60%
Xuyuerong Center
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties								23,461
Equity interest (as a percent)						0.50%
Xuyuezhen Center
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties								115,447
Equity interest (as a percent)						0.50%
Hangzhou Kuyue
Customer and supplier
Intangible assets purchased								1,778,188
Balances with customers, suppliers and affiliates who are related parties
Amount due to related parties								$ (887,481)
Equity interest (as a percent)						79.00%		21.00%
Hangzhou Kuyue | SINA
Balances with customers, suppliers and affiliates who are related parties
Cash contribution made					¥ 33,000,000	$ 5,393,025
Equity interest (as a percent)						30.00%
Muxin Center
Balances with customers, suppliers and affiliates who are related parties
Amount due to related parties								$ (110,097)
Equity interest (as a percent)						23.40%
Management fees						$ 123,998		$ 191,770
Jupai
Balances with customers, suppliers and affiliates who are related parties
Amount due to related parties						(5,168,173)
Management fees						$ 682,462